Segment Information (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of entity's operating segments [Abstract]
Disclosure of operating segments
Revenue disaggregated by type of revenue and property is as follows:

	Casino	Rooms	Mall(ii),(iii)	Food and beverage	Convention, ferry, retail and other	Net revenues
	(US$ in millions)
Year ended December 31, 2019
The Venetian Macao	$2,875	$222	$254	$73	$86	$3,510
The Londoner Macao	1,541	320	71	97	23	2,052
The Parisian Macao	1,376	130	53	70	21	1,650
The Plaza Macao	650	41	151	31	4	877
Sands Macao	576	18	3	27	4	628
Ferry and other operations	—	—	—	—	106	106
Inter-segment revenues(i)	—	—	(1)	—	(14)	(15)
	$7,018	$731	$531	$298	$230	$8,808
Year ended December 31, 2020
The Venetian Macao	$531	$46	$126	$14	$21	$738
The Londoner Macao	192	42	38	17	8	297
The Parisian Macao	180	33	27	14	5	259
The Plaza Macao	159	17	79	9	1	265
Sands Macao	107	6	1	5	1	120
Ferry and other operations	—	—	—	—	21	21
Inter-segment revenues(i)	—	—	(2)	—	(11)	(13)
	$1,169	$144	$269	$59	$46	$1,687
Year ended December 31, 2021
The Venetian Macao	$944	$77	$195	$24	$16	$1,256
The Londoner Macao	396	90	56	30	16	588
The Parisian Macao	244	54	39	17	3	357
The Plaza Macao	298	45	184	17	2	546
Sands Macao	105	10	1	5	1	122
Ferry and other operations	—	—	—	—	20	20
Inter-segment revenues(i)	—	—	(2)	—	(13)	(15)
	$1,987	$276	$473	$93	$45	$2,874

(i)Inter-segment revenues are charged at prevailing market rates.
(ii)Of this amount, US$456 million and US$75 million for the year ended December 31, 2019, US$199 million and US$70 million for the year ended December 31, 2020, and US$410 million and US$63 million for the year ended December 31, 2021 were related to income from right-of-use and management fee and other, respectively. Income from right-of-use is recognized in accordance with IFRS 16 Leases and all other revenues are recognized in accordance with IFRS 15 Revenue from contracts with customers.
(iii)For the years ended December 31, 2020 and 2021, rent concessions of US$215 million and US$41 million, respectively, were provided to tenants as a result of the COVID-19 Pandemic and the impact on mall operations.
The following is a reconciliation of adjusted property EBITDA to profit/(loss) for the year attributable to equity holders of the Company:

		Year ended December 31,
		2019	2020	2021
	Notes	(US$ in millions)
Adjusted property EBITDA (Unaudited)(i)
The Venetian Macao		$1,407	$(53)	$297
The Londoner Macao		726	(184)	(84)
The Parisian Macao		544	(131)	(17)
The Plaza Macao		345	33	219
Sands Macao		175	(76)	(69)
Ferry and other operations		(4)	(17)	(5)
Total Adjusted property EBITDA		3,193	(428)	341
Share-based compensation, net of amount capitalized(ii)		(14)	(15)	(10)
Corporate expense(iii)	4(a)	(129)	(45)	(68)
Pre-opening expense	4(b)	(23)	(11)	(11)
Depreciation and amortization		(706)	(684)	(733)
Net foreign exchange gains/(losses)	6	35	17	(38)
Impairment loss on property and equipment	3(d)	(65)	—	—
Fair value gain on derivative financial instruments		—	—	1
Loss on disposal of property and equipment, investment properties and intangible assets	6	(16)	(73)	(19)
Operating profit/(loss)		2,275	(1,239)	(537)
Interest income		38	11	2
Finance costs, net of amounts capitalized		(280)	(279)	(373)
Loss on early retirement of debt		—	—	(137)
Profit/(loss) before income tax		2,033	(1,507)	(1,045)
Income tax expense		—	(16)	(3)
Profit/(loss) for the year attributable to equity holders of the Company		$2,033	$(1,523)	$(1,048)

(i)Adjusted property EBITDA, which is a non-IFRS financial measure, is profit or loss attributable to equity holders of the Company before share-based compensation, corporate expense, pre-opening expense, depreciation and amortization, net foreign exchange gains or losses, impairment loss on property and equipment, gain or loss on disposal of property and equipment, investment properties and intangible assets, interest, gain or loss on modification or early retirement of debt and income tax benefit or expense. Management utilizes adjusted property EBITDA to compare the operating profitability of its operations with those of its competitors, as well as a basis for determining certain incentive compensation. Integrated resort companies have historically reported adjusted property EBITDA as a supplemental performance measure to IFRS financial measures. In order to view the operations of their properties on a more stand-alone basis, integrated resort companies, including the Group, have historically excluded certain expenses that do not relate to the management of specific properties, such as pre-opening expense and corporate expense, from their adjusted property EBITDA calculations. Adjusted property EBITDA should not be interpreted as an alternative to profit or operating profit (as an indicator of operating performance) or to cash flows from operations (as a measure of liquidity), in each case, as determined in accordance with IFRS. The Group has significant uses of cash flow, including capital expenditures, dividend payments, interest payments, debt principal repayments and income taxes, which are not reflected in adjusted property EBITDA. Not all companies calculate adjusted property EBITDA in the same manner. As a result, adjusted property EBITDA as presented by the Group may not be directly comparable to other similarly titled measures presented by other companies.
(ii)The amount comprised of US$13 million, US$9 million and US$5 million equity-settled share-based payment expense, net of amounts capitalized and US$1 million, US$6 million and US$5 million cash-settled share-based payment expense, net of amounts capitalized for the years ended December 31, 2019, 2020 and 2021, respectively.
(iii)The share-based payment expense for exclusion in the above corporate expense was negligible for the year ended December 31, 2019. The share-based payment expenses excluded for the years ended December 31, 2020, and 2021 were US$2 million and US$1 million, respectively,

(a)Corporate expense

		Year ended December 31,
		2019	2020	2021
	Note	(US$ in millions)
Royalty fees	25(a)(v)	$110	$22	$42
Management fees		5	4	4
Employee benefit expenses		7	10	11
Other support services		4	3	4
Other expenses		3	6	7
		$129	$45	$68

(b)Pre-opening expense

	Year ended December 31,
	2019	2020	2021
	(US$ in millions)
Employee benefit expenses	$9	$4	$5
Advertising and promotions	9	2	2
Contract labor and services	3	2	1
Utilities and operating supplies	—	2	1
Other support services	1	—	—
Other expenses	1	1	2
	$23	$11	$11

	Year ended December 31,
	2019	2020	2021
	(US$ in millions)
Depreciation and amortization
The Venetian Macao	$159	$181	$191
The Londoner Macao	299	230	273
The Parisian Macao	161	163	145
The Plaza Macao	40	71	84
Sands Macao	27	27	24
Ferry and other operations	20	12	16
	$706	$684	$733

	Year ended December 31,
	2019	2020	2021
	(US$ in millions)
Capital expenditures
The Venetian Macao	$131	$140	$71
The Londoner Macao	276	721	538
The Parisian Macao	32	11	4
The Plaza Macao	296	156	19
Sands Macao	16	8	7
Ferry and other operations	3	2	1
	$754	$1,038	$640

	December 31,
	2020	2021
	(US$ in millions)
Total assets
The Venetian Macao	$2,438	$2,079
The Londoner Macao	4,324	4,519
The Parisian Macao	2,138	1,981
The Plaza Macao	1,219	1,161
Sands Macao	319	252
Ferry and other operations	110	102
	$10,548	$10,094